SCHEDULE OF DISAGGREGATION OF REVENUE (Details)	6 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 3,728,850	$ 478,058	$ 3,169,823
HONG KONG
Disaggregation of Revenue [Line Items]
Revenue	2,684,466	344,162	2,177,871
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	$ 1,044,384	$ 133,896	$ 991,952